Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share Capital

As of December 31, 2017 and 2016 the share capital of the Company was as follows:

	Number of Shares
	Authorized		Issued and Outstanding
	December 31,		December 31,
	2017	2016	2017	2016
Ordinary shares of NIS 0.01 par value	100,000,000	17,600,000	13,751,390	2,305,743
Series A and A-1 preferred shares of NIS 0.01 par value	-	14,400,000	-	5,193,427

Summary of Number of Options Outstanding Under the Plan

The following table summarizes the number of options outstanding under the Plan for the years ended December 31, 2017, 2016 and 2015, and related information:

	Employees and Directors			Consultants and Service providers
	Number of options		Weighted Average price per share	Number of options	Weighted Average price per share
Outstanding as of January 1, 2015	595,823		$3.69	332,500	$3.14
Granted	1,098,777		$2.99	203,826	$2.98
Canceled/Forfeited	(8,000)		$5.00	(23,088)	$2.33
Outstanding as of December 31, 2015	1,686,600		$3.23	513,238	$3.48
Granted	404,813		$3.50	132,032	$7.15
Canceled/Forfeited	(60,800)		$3.03	(6,000)	$1.58
Exercised	-		$-	(4,784)	$2.45
Outstanding as of December 31, 2016	2,030,613		$3.29	634,486	$4.27
Granted	712,900	*	$24.62	-	$-
Canceled/Forfeited	(39,500)		$5.77	(5,686)	$2.93
Exercised	(682,184)		$3.49	(130,038)	$2.92
Outstanding as of December 31, 2017	2,021,829		$10.70	498,762	$4.64

*Including 38,400 ordinary shares issuable upon the vesting of options granted in 2016, which were contingent upon the closing of the IPO.

Summary of Number of Options Outstanding and Exercisable

The following table summarizes the outstanding and exercisable options and restricted stock units as of December 31, 2017:

Options outstanding			Options exercisable
Exercise price per share	Number of options outstanding at end of year	Weighted average remaining contractual life	Number of options exercisable at end of year	Weighted average remaining contractual life
$0.00 - 10.00	1,948,091	4.62	1,142,310	3.98
$10.01 - 20.00	292,500	9.49	52,501	9.51
$20.01 - 30.00	100,000	9.82	-	-
$30.01 - 40.00	180,000	9.81	-	-
	2,520,591		1,194,811

Schedule of Effect of Share-Based Compensation on Statements of Operations

The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31,
	2017	2016	2015
Research and development expenses	$3,923	$1,167	$170
General and administrative expenses	2,377	800	279
	$6,300	$1,967	$449

Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Assumptions Used to Computing Fair Value of Options Granted

The fair value of options granted to employees and directors on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	2017	2016	2015
Value of ordinary shares	$13.00-39.26	$2.98-5.54	$2.98-3.01
Dividend yield	0%	0%	0%
Expected volatility	71.53%-76.32%	74.8%-80%	69.78%-76.68%
Risk-free interest rate	1.85%-2.47%	1.4%–2.13%	0.38%–2.08%
Expected term	5.5-10 years	7 years	1-7 years

Consultants and Other Service Providers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Assumptions Used to Computing Fair Value of Options Granted

The fair value of options granted to consultants and other service providers was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	2017	2016	2015
Value of ordinary shares	$1.58-37.21	$1.58-7.96	$2.98
Dividend yield	0%	0%	0%
Expected volatility	68.45%-74.50%	72.72%-80%	73.31%-76.3%
Risk-free interest rate	1.38%-2.26%	1.56%-2.27%	1.88%-2.07%
Expected term	3.9-5.9 years	5.8-8.5 years	6.8-7 years